Share-based Payment Expense - Summary of Fair Value Assumptions (Detail) - 2014 Performance Share Plan [member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Based Compensation Expense [line items]
Risk-free interest rate	(0.56%)	(0.61%)	(0.37%)
Expected volatility	35.10%	22.10%	23.20%